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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.85%)
Consumer Discretionary (24.27%)
	Advertising (0.58%)
600,000	Lamar Advertising Co., Cl A1	$31,557,221	$16,422,000

	Apparel Retail (0.99%)
1,000,000	Urban Outfitters, Inc.[1]	17,391,964	28,150,000

	Apparel, Accessories & Luxury Goods (2.91%)
625,000	Polo Ralph Lauren Corp., Cl A	11,831,092	82,881,250

	Auto Parts & Equipment (1.01%)
75,000	BorgWarner, Inc.[1]	4,227,642	6,059,250
750,000	Gentex Corp.	22,615,205	22,672,500

		26,842,847	28,731,750

	Automotive Retail (0.58%)
500,000	CarMax, Inc.[1]	5,701,415	16,535,000

	Broadcasting (1.58%)
1,100,000	Discovery Communications, Inc., Cl A1	29,767,574	45,056,000

	Casinos & Gaming (2.52%)
500,000	Wynn Resorts, Ltd.	1,660,930	71,770,000

	Education Services (2.50%)
1,200,000	DeVry, Inc.	6,099,011	70,956,000

	Hotels, Resorts & Cruise Lines (2.22%)
850,000	Choice Hotels International, Inc.	4,185,563	28,356,000
850,000	Hyatt Hotels Corp., Cl A1	24,084,647	34,697,000

		28,270,210	63,053,000

	Internet Retail (2.35%)
400,000	HomeAway, Inc.[1]	12,594,020	15,480,000
100,000	priceline.com, Inc.[1]	16,248,871	51,193,000

		28,842,891	66,673,000

	Leisure Facilities (2.92%)
1,799,200	Vail Resorts, Inc.	35,613,087	83,159,024

	Specialty Stores (4.11%)
1,250,000	Dick’s Sporting Goods, Inc.[1]	35,113,986	48,062,500

Shares		Cost	Value
Common Stocks (continued)
Consumer Discretionary (continued)
	Specialty Stores (continued)
875,000	Tiffany & Co.	$27,677,225	$68,705,000

		62,791,211	116,767,500

Total Consumer Discretionary		286,369,453	690,154,524

Consumer Staples (0.24%)
	Packaged Foods & Meats (0.24%)
75,000	Green Mountain Coffee Roasters, Inc.[1]	5,360,642	6,694,500

Energy (9.33%)
	Oil & Gas Drilling (1.74%)
750,000	Helmerich & Payne, Inc.	23,128,329	49,590,000

	Oil & Gas Equipment & Services (2.31%)
440,000	Core Laboratories N.V.[2]	30,622,516	49,077,600
165,000	SEACOR Holdings, Inc.[1]	4,600,133	16,493,400

		35,222,649	65,571,000

	Oil & Gas Exploration & Production (4.15%)
489,500	Concho Resources, Inc.[1]	22,879,901	44,960,575
375,000	SM Energy Co.	22,362,045	27,555,000
800,000	Whiting Petroleum Corp.[1]	28,982,429	45,528,000

		74,224,375	118,043,575

	Oil & Gas Storage & Transportation (1.13%)
800,000	Southern Union Co.	8,947,794	32,120,000

Total Energy		141,523,147	265,324,575

Financials (12.98%)
	Asset Management & Custody Banks (2.23%)
900,000	Eaton Vance Corp.	18,352,319	27,207,000
600,000	T. Rowe Price Group, Inc.	15,500,344	36,204,000

		33,852,663	63,411,000

	Insurance Brokers (0.50%)
550,000	Brown & Brown, Inc.	9,460,436	14,113,000

	Investment Banking & Brokerage (3.01%)
5,200,000	Charles Schwab Corp.	9,159,855	85,540,000

	Office REITs (1.76%)
126,500	Alexander’s, Inc.[4]	6,726,292	50,220,500

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Real Estate Services (1.15%)
1,300,000	CB Richard Ellis Group, Inc., Cl A1	$14,831,561	$32,643,000

	Regional Banks (0.51%)
450,000	First Republic Bank[1]	11,878,902	14,526,000

	Reinsurance (2.10%)
1,875,000	Arch Capital Group, Ltd.[1,2]	20,620,935	59,850,000

	Specialized Finance (1.72%)
1,300,000	MSCI, Inc., Cl A1	39,123,416	48,984,000

Total Financials		145,654,060	369,287,500

Health Care (11.28%)
	Health Care Distributors (1.51%)
600,000	Henry Schein, Inc.[1]	16,675,146	42,954,000

	Health Care Equipment (4.58%)
1,270,000	IDEXX Laboratories, Inc.[1]	51,683,802	98,501,200
85,000	Intuitive Surgical, Inc.[1]	12,819,285	31,629,350

		64,503,087	130,130,550

	Health Care Facilities (1.40%)
850,000	Brookdale Senior Living, Inc.[1]	22,390,465	20,612,500
750,000	Community Health Systems, Inc.[1]	19,342,735	19,260,000

		41,733,200	39,872,500

	Health Care Technology (0.75%)
350,000	Cerner Corp.[1]	15,678,453	21,388,500

	Life Sciences Tools & Services (1.96%)
330,000	Mettler-Toledo International, Inc.[1]	21,054,400	55,661,100

	Pharmaceuticals (1.08%)
350,000	Perrigo Co.	26,772,938	30,754,500

Total Health Care		186,417,224	320,761,150

Industrials (17.27%)
	Air Freight & Logistics (4.12%)
1,000,000	C. H. Robinson Worldwide, Inc.	18,377,687	78,840,000
750,000	Expeditors International of Washington, Inc.	17,625,186	38,392,500

		36,002,873	117,232,500

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Diversified Support Services (1.50%)
1,550,000	Ritchie Bros. Auctioneers, Inc.[2]	$38,130,924	$42,609,500

	Electrical Components & Equipment (1.17%)
275,000	Polypore International, Inc.[1]	18,014,075	18,656,000
175,000	Roper Industries, Inc.	14,045,821	14,577,500

		32,059,896	33,233,500

	Environmental & Facilities Services (2.11%)
675,000	Stericycle, Inc.[1]	19,539,077	60,156,000

	Human Resource & Employment Services (0.55%)
575,000	Robert Half International, Inc.	515,367	15,542,250

	Industrial Machinery (0.57%)
225,000	Stanley Black & Decker, Inc.	13,421,708	16,211,250

	Research & Consulting Services (3.47%)
1,500,000	Nielsen Holdings NV1,2	37,855,105	46,740,000
1,500,000	Verisk Analytics, Inc., Cl A1	39,224,920	51,930,000

		77,080,025	98,670,000

	Trading Companies & Distributors (3.78%)
500,000	Air Lease Corp.[1]	13,543,231	12,145,000
2,650,000	Fastenal Co.	52,442,462	95,373,500

		65,985,693	107,518,500

Total Industrials		282,735,563	491,173,500

Information Technology (16.57%)
	Application Software (5.41%)
800,000	ANSYS, Inc.[1]	26,291,691	43,736,000
225,000	Citrix Systems, Inc.[1]	8,590,161	18,000,000
900,000	FactSet Research Systems, Inc.	52,246,929	92,088,000

		87,128,781	153,824,000

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Communications Equipment (1.36%)
600,000	Polycom, Inc.[1]	$24,637,221	$38,580,000

	Electronic Equipment & Instruments (0.89%)
750,000	FLIR Systems, Inc.	16,556,280	25,282,500

	Internet Software & Services (1.43%)
250,000	LinkedIn Corp., Cl A1	16,334,646	22,522,500
400,000	WebMD Health Corp., Cl A1	21,504,467	18,232,000

		37,839,113	40,754,500

	IT Consulting & Other Services (6.52%)
700,000	Equinix, Inc.[1,4]	56,983,955	70,714,000
2,850,000	Gartner, Inc.[1]	67,378,733	114,826,500

		124,362,688	185,540,500

	Systems Software (0.96%)
550,000	MICROS Systems, Inc.[1]	27,801,752	27,340,500

Total Information Technology		318,325,835	471,322,000

Materials (2.58%)
	Diversified Metals & Mining (0.60%)
280,000	Molycorp, Inc.[1]	14,442,250	17,096,800

	Industrial Gases (0.86%)
350,000	Airgas, Inc.	23,640,837	24,514,000

	Specialty Chemicals (1.12%)
575,000	Rockwood Holdings, Inc.[1]	29,103,489	31,791,750

Total Materials		67,186,576	73,402,550

Telecommunication Services (3.33%)
	Wireless Telecommunication Services (3.33%)
750,000	NII Holdings, Inc.[1]	25,402,776	31,785,000
1,650,000	SBA Communications Corp., Cl A1	54,385,407	63,013,500

Total Telecommunication Services		79,788,183	94,798,500

Total Common Stocks		1,513,360,683	2,782,918,799

Shares		Cost	Value
Private Equity Investments (1.42%)
Consumer Discretionary (0.19%)
	Hotels, Resorts & Cruise Lines (0.19%)
5,200,000	Kerzner International Holdings, Ltd., Cl A1,2,3,4,6	$52,000,000	$5,460,000
Financials (1.23%)
	Asset Management & Custody Banks (1.23%)
6,532,691	Windy City Investments Holdings LLC[1,3,4,6]	33,639,547	32,402,148
523,532	Windy City Investments Holdings LLC[1,3,4,6]	942,357	2,465,834

Total Financials		34,581,904	34,867,982

Total Private Equity Investments		86,581,904	40,327,982

Principal Amount
Short Term Investments (1.83%)
$52,222,630	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2011, 0.01% due 07/01/2011; Proceeds at maturity – $52,222,645; (Fully collateralized by U.S. Treasury Note, 2.625% due 08/15/2020; Market value – $54,837,156)[5]	52,222,630	52,222,630

Total Investments (101.10%)		$1,652,165,217	2,875,469,411

Liabilities Less Cash and Other Assets (-1.10%)			(31,298,052)

Net Assets			$2,844,171,359

Retail Shares (Equivalent to $59.64 per share based on 41,586,968 shares outstanding)			$2,480,247,216

Institutional Shares (Equivalent to $59.96 per share based on 6,069,384 shares outstanding)			$363,924,143

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2011, the market value of restricted and fair valued securities amounted to $40,327,982 or 1.42% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 3 regarding Fair Value Measurements.

[6] Level 3 security. See Note 3 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.63%)
Consumer Discretionary (22.50%)
	Apparel Retail (0.50%)
1,464,900	Companhia Hering (Brazil)[2]	$21,638,953	$33,697,440

	Apparel, Accessories & Luxury Goods (1.56%)
1,375,000	Under Armour, Inc., Cl A1	44,528,295	106,301,250

	Automotive Retail (0.25%)
750,000	Penske Automotive Group, Inc.	13,032,059	17,055,000

	Casinos & Gaming (1.60%)
2,700,000	Penn National Gaming, Inc.[1]	75,975,993	108,918,000

	Distributors (1.63%)
4,250,000	LKQ Corp.[1]	55,839,251	110,882,500

	Education Services (5.87%)
4,667,005	Anhanguera Educacional Participacoes SA (Brazil)[2]	61,955,342	99,341,880
3,625,000	DeVry, Inc.[4]	60,704,873	214,346,250
675,000	Strayer Education, Inc.[4]	55,103,824	85,313,250

		177,764,039	399,001,380

	Home Improvement Retail (0.40%)
1,075,000	Lumber Liquidators Holdings, Inc.[1]	26,764,488	27,305,000

	Hotels, Resorts & Cruise Lines (1.47%)
3,000,000	Choice Hotels International, Inc.[4]	74,119,736	100,080,000

	Internet Retail (0.65%)
1,000,000	Blue Nile, Inc.[1,4]	32,886,089	43,980,000

	Leisure Facilities (1.40%)
1,900,000	Vail Resorts, Inc.[4]	51,691,238	87,818,000
615,500	Whistler Blackcomb Holdings, Inc. (Canada)[2]	7,428,371	7,402,976

		59,119,609	95,220,976

	Publishing (2.13%)
2,148,410	Morningstar, Inc.	62,536,570	130,580,360
1,600,000	The New York Times Co., Cl A1	14,741,562	13,952,000

		77,278,132	144,532,360

	Restaurants (2.21%)
825,000	Panera Bread Co., Cl A1	32,060,440	103,669,500
800,000	Peet’s Coffee & Tea, Inc.[1,4]	18,562,773	46,160,000

		50,623,213	149,829,500

Shares		Cost	Value
Common Stocks (continued)
Consumer Discretionary (continued)
	Specialty Stores (2.83%)
5,000,000	Dick’s Sporting Goods, Inc.[1]	$86,074,246	$192,250,000

Total Consumer Discretionary		795,644,103	1,529,053,406

Consumer Staples (4.72%)
	Food Distributors (0.68%)
1,075,000	United Natural Foods, Inc.[1]	43,378,064	45,870,250

	Household Products (0.95%)
1,600,000	Church & Dwight Co., Inc.	29,177,096	64,864,000

	Packaged Foods & Meats (3.09%)
1,084,823	Diamond Foods, Inc.	40,161,286	82,815,388
4,000,000	Dole Food Co., Inc.[1]	48,959,106	54,080,000
200,000	Seneca Foods Corp., Cl A1	4,400,000	5,116,000
1,250,000	TreeHouse Foods, Inc.[1]	48,689,916	68,262,500

		142,210,308	210,273,888

Total Consumer Staples		214,765,468	321,008,138

Energy (11.47%)
	Oil & Gas Drilling (0.90%)
925,000	Helmerich & Payne, Inc.	20,821,012	61,161,000

	Oil & Gas Equipment & Services (5.85%)
875,764	CARBO Ceramics, Inc.	59,006,928	142,705,743
1,388,272	Core Laboratories N.V.[2]	43,036,240	154,847,859
1,000,000	SEACOR Holdings, Inc.[1]	69,798,678	99,960,000

		171,841,846	397,513,602

	Oil & Gas Exploration & Production (3.09%)
1,600,000	Brigham Exploration Co.[1]	24,210,346	47,888,000
300,000	Concho Resources, Inc.[1]	8,411,945	27,555,000
1,400,000	Denbury Resources, Inc.[1]	7,859,281	28,000,000
247,191	Oasis Petroleum, Inc.[1]	3,460,674	7,336,629
1,350,000	SM Energy Co.	47,098,557	99,198,000

		91,040,803	209,977,629

	Oil & Gas Storage & Transportation (1.63%)
2,000,000	Southern Union Co.	22,772,284	80,300,000
919,432	Targa Resources Corp.	25,534,344	30,764,195

		48,306,628	111,064,195

Total Energy		332,010,289	779,716,426

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Financials (11.12%)
	Asset Management & Custody Banks (1.51%)
1,000,000	Cohen & Steers, Inc.	$21,358,631	$33,150,000
1,500,000	Eaton Vance Corp.	26,667,458	45,345,000
925,000	Financial Engines, Inc.[1]	13,840,204	23,976,000

		61,866,293	102,471,000

	Consumer Finance (0.56%)
629,245	Green Dot Corp., Cl A1	30,819,071	21,381,745
1,660,188	NetSpend Holdings, Inc.[1]	19,419,725	16,601,880

		50,238,796	37,983,625

	Diversified REIT’s (0.16%)
470,000	American Assets Trust, Inc.	9,735,710	10,551,500

	Investment Banking & Brokerage (0.30%)
1,000,000	Jefferies Group, Inc.	9,859,745	20,400,000

	Life & Health Insurance (0.72%)
2,225,000	Primerica, Inc.	49,069,864	48,883,250

	Office REITs (1.78%)
135,000	Alexander’s, Inc.[5]	28,435,048	53,595,000
3,400,000	Douglas Emmett, Inc.	47,518,561	67,626,000

		75,953,609	121,221,000

	Regional Banks (0.36%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5,8	25,000,000	24,750,000

	Reinsurance (1.97%)
4,200,000	Arch Capital Group, Ltd.[1,2]	41,487,457	134,064,000

	Residential REITs (0.31%)
600,000	American Campus Communities, Inc.	16,235,192	21,312,000

	Specialized Finance (2.34%)
4,222,433	MSCI, Inc., Cl A1	96,041,636	159,101,276

	Specialized REITs (1.11%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,669,521	60,000,500
575,000	LaSalle Hotel Properties	13,342,580	15,145,500

		43,012,101	75,146,000

Total Financials		478,500,403	755,883,651

Shares		Cost	Value
Common Stocks (continued)
Health Care (14.02%)
	Health Care Equipment (3.05%)
1,350,000	Edwards Lifesciences Corp.[1]	$18,447,001	$117,693,000
1,150,000	IDEXX Laboratories, Inc.[1]	38,825,384	89,194,000

		57,272,385	206,887,000

	Health Care Facilities (1.92%)
3,700,000	Community Health Systems, Inc.[1]	73,261,765	95,016,000
464,468	Vanguard Health Systems, Inc.[1]	8,364,912	7,974,915
1,300,000	VCA Antech, Inc.[1]	34,889,375	27,560,000

		116,516,052	130,550,915

	Health Care Services (0.66%)
600,000	Chemed Corp.	21,302,479	39,312,000
125,000	IPC The Hospitalist Co., Inc.[1]	2,062,500	5,793,750

		23,364,979	45,105,750

	Health Care Supplies (1.08%)
950,000	Gen-Probe, Inc.[1,5]	38,761,420	65,692,500
175,000	Neogen Corp.[1]	3,887,774	7,911,750

		42,649,194	73,604,250

	Health Care Technology (0.26%)
900,000	Allscripts Healthcare Solutions, Inc.[1]	15,083,448	17,478,000

	Life Sciences Tools & Services (3.56%)
1,000,000	Mettler-Toledo International, Inc.[1]	58,852,435	168,670,000
880,943	Techne Corp.	46,631,249	73,444,218

		105,483,684	242,114,218

	Managed Health Care (2.49%)
2,400,000	AMERIGROUP Corp.[1]	40,330,351	169,128,000

	Pharmaceuticals (1.00%)
2,507,435	CFR Pharmaceuticals SA, 144A ADR[1,2]	57,562,282	68,127,009

Total Health Care		458,262,375	952,995,142

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (12.11%)
	Construction & Engineering (1.21%)
3,000,000	AECOM Technology Corp.[1]	$65,871,334	$82,020,000

	Diversified Support Services (2.54%)
2,000,000	Copart, Inc.[1]	49,463,499	93,200,000
2,900,000	Ritchie Bros. Auctioneers, Inc.[2]	66,712,065	79,721,000

		116,175,564	172,921,000

	Electrical Components & Equipment (0.93%)
3,243,578	Generac Holdings, Inc.[1]	43,195,908	62,925,413

	Environmental & Facilities Services (0.94%)
2,850,000	Tetra Tech, Inc.[1]	71,178,894	64,125,000

	Industrial Machinery (1.87%)
350,000	Colfax Corp.[1]	7,660,752	8,680,000
850,000	Middleby Corp.[1]	74,456,719	79,934,000
400,000	Valmont Industries, Inc.	32,589,034	38,556,000

		114,706,505	127,170,000

	Railroads (1.73%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	117,280,000

	Research & Consulting Services (1.66%)
999,653	CoStar Group, Inc.[1]	44,116,616	59,259,430
400,000	IHS, Inc., Cl A1	16,387,387	33,368,000
600,000	Mistras Group, Inc.[1]	7,563,468	9,720,000
379,132	RPX Corp.[1]	9,431,364	10,627,070

		77,498,835	112,974,500

	Trading Companies & Distributors (0.62%)
376,283	Air Lease Corp.[1]	9,154,589	9,139,914
500,000	MSC Industrial Direct Co., Inc., Cl A	17,821,237	33,155,000

		26,975,826	42,294,914

	Trucking (0.61%)
475,000	Landstar System, Inc.	11,073,375	22,078,000
930,707	Zipcar, Inc.[1,6]	23,861,723	18,995,730

		34,935,098	41,073,730

Total Industrials		582,759,133	822,784,557

Shares		Cost	Value
Common Stocks (continued)
Information Technology (14.63%)
	Application Software (8.17%)
1,572,405	Advent Software, Inc.[1]	$31,082,936	$44,294,649
2,250,000	ANSYS, Inc.[1]	54,764,729	123,007,500
183,452	Blackboard, Inc.[1]	6,927,498	7,959,982
1,000,000	Concur Technologies, Inc.[1]	22,319,863	50,070,000
1,635,000	FactSet Research Systems, Inc.	82,436,633	167,293,200
1,575,000	Pegasystems, Inc.	48,468,360	73,316,250
896,302	RealPage, Inc.[1]	23,314,717	23,725,114
2,423,656	SS&C Technologies Holdings, Inc.[1]	40,675,932	48,158,045
548,804	Synchronoss Technologies, Inc.[1]	17,559,302	17,413,551

		327,549,970	555,238,291

	Internet Software & Services (1.01%)
1,500,000	WebMD Health Corp., Cl A1	44,434,390	68,370,000

	IT Consulting & Other Services (4.25%)
789,960	Booz Allen Hamilton Holding Corp.[1]	13,929,673	15,096,136
925,000	Equinix, Inc.[1,5]	29,378,111	93,443,500
3,000,000	Gartner, Inc.[1]	49,076,691	120,870,000
720,000	MAXIMUS, Inc.	55,188,112	59,565,600

		147,572,587	288,975,236

	Systems Software (1.20%)
4,418,000	TOTVS SA (Brazil)[2]	60,197,679	81,529,106

Total Information Technology		579,754,626	994,112,633

Materials (1.24%)
	Diversified Metals & Mining (0.72%)
798,995	Molycorp, Inc.[1]	18,017,963	48,786,635

	Fertilizers & Agricultural Chemicals (0.52%)
1,084,798	Intrepid Potash, Inc.[1]	34,284,594	35,255,935

Total Materials		52,302,557	84,042,570

Telecommunication Services (0.45%)
	Wireless Telecommunication Services (0.45%)
800,000	SBA Communications Corp., Cl A1	2,972,866	30,552,000

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Utilities (2.37%)
	Electric Utilities (2.37%)
2,250,000	ITC Holdings Corp.	$69,934,400	$161,482,500

Total Common Stocks		3,566,906,220	6,431,631,023

Private Equity Investments (0.29%)
Consumer Discretionary (0.12%)
	Hotels, Resorts & Cruise Lines (0.12%)
7,400,000	Kerzner International Holdings, Ltd., Cl A1,2,3,5,9	74,000,000	7,770,000

Financials (0.17%)

	Asset Management & Custody Banks (0.17%)
176,224	Windy City Investments Holdings LLC[1,3,5,9]	317,203	830,015
2,198,950	Windy City Investments Holdings LLC[1,3,5,9]	8,313,795	10,906,790

Total Financials		8,630,998	11,736,805

Total Private Equity Investments		82,630,998	19,506,805

Warrants (0.01%)
Financials (0.01%)
	Regional Banks (0.01%)
75,000	SJB Escrow Corp. Warrants, Exp 02/16/2017[1,5,8]	0	476,910

Principal Amount
Short Term Investments (5.47%)
$367,926,590	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2011, 0.01% due 07/01/2011; Proceeds at maturity – $367,926,693; (Fully collateralized by U.S. Treasury Note, 1.75% due 03/31/2014; Market value – $15,843,713; U.S. Treasury Note, 3.375% due 11/15/2019; Market value – $45,203,750; U.S. Treasury Note, 2.125% due 11/30/2014; Market value – $46,800,000; U.S. Treasury Note, 3.50% due 05/15/2020; Market value – $166,134,225; U.S. Treasury Note, 2.375% due 07/31/2017; Market value – $68,176,631 and U.S. Treasury Note, 2.25% due 11/30/2017; Market value – $44,165,000)[8]	367,926,590	367,926,590

Principal Amount		Cost	Value
Short Term Investments (continued)
$3,938,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2011, 0.01% due 07/01/2011; Proceeds at maturity – $3,938,001 (Fully collateralized by U.S. Treasury Note, 1.75% due 03/31/2014; Market value – $4,135,163)[7,8]	$3,938,000	$3,938,000

Total Short Term Investments		371,864,590	371,864,590

Total Investments (100.40%)		$4,021,401,808	6,823,479,328

Liabilities Less Cash and Other Assets (-0.40%)			(27,170,604)

Net Assets			$6,796,308,724

Retail Shares (Equivalent to $56.32 per share based on 94,660,651 shares outstanding)			$5,331,459,481

Institutional Shares (Equivalent to $56.62 per share based on 25,870,335 shares outstanding)			$1,464,849,243

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2011, the market value of restricted and fair valued securities amounted to $19,506,805 or 0.29% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	All or a portion of this security is on loan. The value of all securities loaned at June 30, 2011 amounted to $3,653,390, which is 0.05% of net assets. See Note 2b regarding Securities Lending.
[7]	Represents security purchased with the cash collateral received for security on loan.
[8]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[9]	Level 3 security. See Note 3 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2011, the market value of Rule 144A securities amounted to $92,877,009 or 1.37% of net assets.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.50%)
Consumer Discretionary (23.96%)
	Advertising (2.79%)
1,000,000	Arbitron, Inc.	$38,365,381	$41,330,000
1,225,000	Lamar Advertising Co., Cl A1	32,190,708	33,528,250
2,650,000	National CineMedia, Inc.	55,570,049	44,811,500

		126,126,138	119,669,750

	Apparel Retail (0.60%)
570,000	Rue21, Inc.[1]	16,488,367	18,525,000
250,000	Urban Outfitters, Inc.[1]	3,595,069	7,037,500

		20,083,436	25,562,500

	Apparel, Accessories & Luxury Goods (4.67%)
900,000	Fossil, Inc.[1]	24,044,725	105,948,000
3,900,000	Iconix Brand Group, Inc.[1,4,5]	62,609,371	94,380,000

		86,654,096	200,328,000

	Auto Parts & Equipment (1.03%)
1,000,000	Tenneco, Inc.[1]	40,417,524	44,070,000

	Casinos & Gaming (4.09%)
3,100,000	Penn National Gaming, Inc.[1]	81,039,972	125,054,000
350,000	Wynn Resorts, Ltd.	3,263,528	50,239,000

		84,303,500	175,293,000

	Computer & Electronics Retail (0.23%)
750,000	hhgregg, Inc.[1]	12,287,347	10,050,000

	Education Services (0.92%)
310,811	Strayer Education, Inc.	27,776,615	39,283,402

	Footwear (1.05%)
1,750,000	CROCS, Inc.[1]	33,227,560	45,062,500

	Home Improvement Retail (0.80%)
1,350,000	Lumber Liquidators Holdings, Inc.[1]	29,402,334	34,290,000

	Hotels, Resorts & Cruise Lines (1.09%)
3,060,000	Great Wolf Resorts, Inc.[1,4]	55,012,502	9,302,400
17,800,000	Mandarin Oriental International, Ltd. (Singapore)[2,8]	35,932,521	37,196,268

		90,945,023	46,498,668

	Internet Retail (0.26%)
2,325,000	Vitacost.com, Inc.[1,4]	23,626,535	11,253,000

Shares		Cost	Value
Common Stocks (continued)
Consumer Discretionary (continued)
	Movies & Entertainment (3.94%)
1,500,000	Liberty Media Corp.[1]	$24,179,193	$128,625,000
1,457,437	The Madison Square Garden Co., Cl A (formerly, Madison Square Garden, Inc., Cl A)[1]	37,336,616	40,123,241

		61,515,809	168,748,241

	Restaurants (2.49%)
1,500,000	Bravo Brio Restaurant Group, Inc.[1,4]	22,878,025	36,645,000
1,250,000	Cheesecake Factory, Inc.[1]	27,742,170	39,212,500
1,755,500	Texas Roadhouse, Inc., Cl A	18,790,494	30,782,693

		69,410,689	106,640,193

Total Consumer Discretionary		705,776,606	1,026,749,254

Consumer Staples (0.60%)
	Food Distributors (0.35%)
350,000	United Natural Foods, Inc.[1]	12,770,088	14,934,500

	Soft Drinks (0.25%)
750,000	Primo Water Corp.[1]	9,770,132	10,792,500

Total Consumer Staples		22,540,220	25,727,000

Energy (9.20%)
	Oil & Gas Equipment & Services (3.46%)
500,000	CARBO Ceramics, Inc.	34,457,138	81,475,000
600,000	Core Laboratories N.V.[2]	23,095,109	66,924,000

		57,552,247	148,399,000

	Oil & Gas Exploration & Production (3.69%)
2,000,000	Brigham Exploration Co.[1]	21,988,814	59,860,000
525,000	Concho Resources, Inc.[1]	14,531,727	48,221,250
900,000	GeoResources, Inc.[1]	15,304,693	20,241,000
1,000,000	Oasis Petroleum, Inc.[1]	14,212,944	29,680,000

		66,038,178	158,002,250

	Oil & Gas Storage & Transportation (2.05%)
1,250,000	Golar LNG Partners LP2	30,634,326	35,625,000
1,016,118	PAA Natural Gas Storage LP3,8	21,532,500	22,578,142
201,995	PAA Natural Gas Storage LP	4,349,046	4,579,227
750,000	Targa Resources Corp.	17,965,719	25,095,000

		74,481,591	87,877,369

Total Energy		198,072,016	394,278,619

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Financials (7.40%)
	Asset Management & Custody Banks (0.97%)
1,600,000	Financial Engines, Inc.[1]	$24,999,594	$41,472,000

	Consumer Finance (0.47%)
600,000	Green Dot Corp., Cl A1	29,736,370	20,388,000

	Office REITs (2.36%)
1,250,000	Corporate Office Properties Trust	43,574,988	38,887,500
750,000	SL Green Realty Corp.	17,178,705	62,152,500

		60,753,693	101,040,000

	Real Estate Services (0.88%)
1,500,000	CB Richard Ellis Group, Inc., Cl A1	7,261,912	37,665,000

	Regional Banks (0.58%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5,8	25,000,000	24,750,000

	Specialized Finance (0.99%)
1,126,513	MSCI, Inc., Cl A1	25,427,990	42,447,010

	Specialized REITs (1.15%)
2,000,000	Chesapeake Lodging Trust[4]	35,285,655	34,120,000
750,000	Pebblebrook Hotel Trust	14,262,778	15,142,500

		49,548,433	49,262,500

Total Financials		222,727,992	317,024,510

Health Care (10.55%)
	Health Care Equipment (3.61%)
700,000	IDEXX Laboratories, Inc.[1]	22,713,021	54,292,000
150,000	Intuitive Surgical, Inc.[1]	2,175,000	55,816,500
1,500,000	Masimo Corp.	33,862,646	44,520,000

		58,750,667	154,628,500

	Health Care Facilities (3.60%)
3,550,000	Brookdale Senior Living, Inc.[1]	68,396,819	86,087,500
1,750,000	Emeritus Corp.[1]	50,131,389	37,187,500
1,800,000	Vanguard Health Systems, Inc.[1]	32,516,852	30,906,000

		151,045,060	154,181,000

	Health Care Supplies (0.56%)
350,000	Gen-Probe, Inc.[1,5]	13,000,731	24,202,500

	Life Sciences Tools & Services (2.78%)
600,000	Covance, Inc.[1]	21,774,270	35,622,000
1,164,916	Luminex Corp.[1]	19,283,188	24,346,744

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (continued)
350,000	Mettler-Toledo International, Inc.[1]	$20,860,002	$59,034,500

		61,917,460	119,003,244

Total Health Care		284,713,918	452,015,244

Industrials (20.32%)
	Aerospace & Defense (3.45%)
2,011,765	KEYW Holding Corp.[1,4]	23,417,828	24,925,768
1,350,000	TransDigm Group, Inc.[1]	35,096,586	123,106,500

		58,514,414	148,032,268

	Building Products (0.41%)
724,082	Trex Co., Inc.[1]	20,605,877	17,725,528

	Construction & Farm Machinery & Heavy Trucks (1.21%)
1,750,000	Accuride Corp.[1]	25,842,449	22,102,500
450,000	Wabtec Corp.	13,589,577	29,574,000

		39,432,026	51,676,500

	Diversified Support Services (1.28%)
2,000,000	Ritchie Bros. Auctioneers, Inc.[2]	37,985,919	54,980,000

	Electrical Components & Equipment (2.23%)
500,000	Acuity Brands, Inc.	28,350,543	27,890,000
1,000,000	Polypore International, Inc.[1]	34,229,959	67,840,000

		62,580,502	95,730,000

	Environmental & Facilities Services (4.55%)
750,000	Clean Harbors, Inc.[1]	39,187,610	77,437,500
474,037	Covanta Holding Corp.	6,446,498	7,816,870
1,000,000	Tetra Tech, Inc.[1]	25,773,708	22,500,000
2,750,000	Waste Connections, Inc.	49,308,407	87,257,500

		120,716,223	195,011,870

	Human Resource & Employment Services (1.00%)
650,000	Towers Watson & Co., Cl A	25,050,512	42,711,500

	Industrial Machinery (2.85%)
1,000,000	Graco, Inc.	23,209,297	50,660,000
1,300,000	Nordson Corp.	42,812,853	71,305,000

		66,022,150	121,965,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Railroads (1.23%)
900,000	Genesee & Wyoming, Inc., Cl A1	$23,192,198	$52,776,000

	Research & Consulting Services (1.43%)
1,099,387	Huron Consulting Group, Inc.[1]	32,570,169	33,212,481
1,650,000	Mistras Group, Inc.[1,4]	19,695,610	26,730,000
50,000	RPX Corp.[1]	1,047,044	1,401,500

		53,312,823	61,343,981

	Trading Companies & Distributors (0.56%)
984,068	Air Lease Corp.[1]	24,075,367	23,903,012

	Trucking (0.12%)
250,000	Zipcar, Inc.[1,6]	5,903,893	5,102,500

Total Industrials		537,391,904	870,958,159

Information Technology (16.19%)
	Application Software (4.11%)
1,650,000	Advent Software, Inc.[1]	28,775,981	46,480,500
2,250,000	RealPage, Inc.[1]	46,852,585	59,557,500
1,000,000	Synchronoss Technologies, Inc.[1]	32,137,762	31,730,000
700,000	Ultimate Software Group, Inc.[1]	17,611,027	38,101,000

		125,377,355	175,869,000

	Data Processing & Outsourced Services (0.75%)
1,000,000	FleetCor Technologies, Inc.[1]	25,103,188	29,640,000
50,000	Wright Express Corp.[1]	2,239,329	2,603,500

		27,342,517	32,243,500

	Electronic Components (0.97%)
900,000	Rogers Corp.[1,4]	39,110,633	41,580,000

	Electronic Equipment & Instruments (3.11%)
1,076,592	Cognex Corp.	36,382,538	38,143,654
1,500,000	FLIR Systems, Inc.	10,094,186	50,565,000
1,500,000	National Instruments Corp.	29,401,075	44,535,000

		75,877,799	133,243,654

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Manufacturing Services (0.76%)
1,750,000	Mercury Computer Systems, Inc.[1,4]	$32,185,131	$32,690,000

	Internet Software & Services (0.88%)
825,900	AOL, Inc.[1]	18,971,384	16,402,374
1,250,000	Velti plc[1,2]	19,397,035	21,137,500

		38,368,419	37,539,874

	IT Consulting & Other Services (4.36%)
875,000	Equinix, Inc.[1,5]	55,025,037	88,392,500
2,250,000	Gartner, Inc.[1]	41,942,702	90,652,500
200,000	Telvent GIT SA (Spain)[1,2]	5,479,666	7,960,000

		102,447,405	187,005,000

	Semiconductors (0.72%)
800,000	Power Integrations, Inc.	29,237,459	30,744,000

	Technology Distributors (0.53%)
350,000	Anixter International, Inc.[1]	16,167,504	22,869,000

Total Information Technology		486,114,222	693,784,028

Materials (4.41%)
	Construction Materials (0.39%)
600,000	Eagle Materials, Inc.	10,395,269	16,722,000

	Diversified Metals & Mining (2.00%)
3,816,500	Globe Specialty Metals, Inc.[4]	43,502,842	85,565,930

	Specialty Chemicals (2.02%)
1,500,000	Kraton Performance Polymers, Inc.[1]	41,079,391	58,755,000
1,000,000	Nalco Holding Co.	17,014,844	27,810,000

		58,094,235	86,565,000

Total Materials		111,992,346	188,852,930

Telecommunication Services (3.49%)
	Wireless Telecommunication Services (3.49%)
850,000	American Tower Corp., Cl A1	2,888,487	44,480,500
2,750,000	SBA Communications Corp., Cl A1	26,849,041	105,022,500

Total Telecommunication Services		29,737,528	149,503,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Utilities (0.38%)
	Electric Utilities (0.38%)
225,000	ITC Holdings Corp.	$9,427,959	$16,148,250

Total Common Stocks		2,608,494,711	4,135,040,994

Private Equity Investments (0.08%)
Consumer Discretionary (0.08%)
	Hotels, Resorts & Cruise Lines (0.08%)
3,500,000	Kerzner International Holdings, Ltd., Cl A1,2,3,5,9	35,000,000	3,675,000

Warrants (0.01%)
Financials (0.01%)
	Regional Banks (0.01%)
75,000	SJB Escrow Corp. Warrants, Exp. 02/16/2017[1,5,8]	0	476,910

Principal Amount
Short Term Investments (3.26%)
$138,503,551	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2011, 0.01% due 07/01/2011; Proceeds at maturity – $138,503,590; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value – $94,173,638 and U.S. Treasury Note, 2.625% due 08/15/2020; Market value – $51,255,594)[8]	138,503,551	138,503,551
1,188,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2011, 0.01% due 07/01/2011; Proceeds at maturity – $1,188,000; (Fully collateralized by U.S. Treasury Note, 2.625% due 08/15/2020; Market value – $1,251,094)[7,8]	1,188,000	1,188,000

Total Short Term Investments		139,691,551	139,691,551

Total Investments (99.85%)		$2,783,186,262	4,278,884,455

Cash and Other Assets Less Liabilities (0.15%)			6,343,720

Net Assets			$4,285,228,175

Retail Shares (Equivalent to $26.57 per share based on 139,503,673 shares outstanding)			$3,706,079,012

Institutional Shares (Equivalent to $26.70 per share based on 21,689,021 shares outstanding)			$579,149,163

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2011, the market value of restricted and fair valued securities amounted to $26,253,142 or 0.61% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	All or a portion of this security is on loan. The value of all securities loaned at June 30, 2011 amounted to $1,102,140, which is 0.03% of net assets. See Note 2b regarding Securities Lending.
[7]	Represents security purchased with the cash collateral received for security on loan.
[8]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[9]	Level 3 security. See Note 3 regarding Fair Value Measurements.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2011, the market value of Rule 144A securities amounted to $24,750,000 or 0.58% of net assets.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.19%)
Consumer Discretionary (15.26%)
	Advertising (1.05%)
198,500	National CineMedia, Inc.	$3,524,779	$3,356,635

	Auto Parts & Equipment (1.37%)
145,500	Gentex Corp.	4,114,170	4,398,465

	Automotive Retail (1.02%)
98,500	CarMax, Inc.[1]	2,467,463	3,257,395

	Broadcasting (2.41%)
211,000	Discovery Communications, Inc., Series C1	7,868,520	7,712,050

	Internet Retail (6.35%)
24,500	Amazon.com, Inc.[1]	2,246,609	5,010,005
72,600	Blue Nile, Inc.[1]	3,153,619	3,192,948
80,000	HomeAway, Inc.[1]	2,343,000	3,096,000
12,000	priceline.com, Inc.[1]	2,652,702	6,143,160
50,500	Shutterfly, Inc.[1]	2,772,993	2,899,710

		13,168,923	20,341,823

	Movies & Entertainment (3.06%)
75,000	Liberty Media Corp.[1]	3,427,592	6,431,250
66,500	Viacom, Inc., Cl B	3,337,942	3,391,500

		6,765,534	9,822,750

Total Consumer Discretionary		37,909,389	48,889,118

Consumer Staples (0.84%)
	Packaged Foods & Meats (0.84%)
30,250	Green Mountain Coffee Roasters, Inc.[1]	2,199,079	2,700,115

Energy (6.59%)
	Oil & Gas Equipment & Services (4.85%)
63,500	CARBO Ceramics, Inc.	4,527,713	10,347,325
305,000	RigNet, Inc.[1]	3,660,000	5,185,000

		8,187,713	15,532,325

	Oil & Gas Exploration & Production (1.74%)
187,500	Oasis Petroleum, Inc.[1]	2,914,516	5,565,000

Total Energy		11,102,229	21,097,325

Financials (7.15%)
	Asset Management & Custody Banks (0.97%)
120,000	Financial Engines, Inc.[1]	1,567,980	3,110,400

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Consumer Finance (1.01%)
95,000	Green Dot Corp., Cl A1	$4,429,693	$3,228,100

	Diversified Real Estate Activities (1.02%)
98,000	Brookfield Asset Management, Inc., Cl A2	2,806,491	3,250,660

	Investment Banking & Brokerage (1.26%)
245,000	Charles Schwab Corp.	3,614,887	4,030,250

	Specialized Finance (2.89%)
246,000	MSCI, Inc., Cl A1	6,773,745	9,269,280

Total Financials		19,192,796	22,888,690

Health Care (8.35%)
	Health Care Equipment (4.89%)
42,000	Edwards Lifesciences Corp.[1]	3,704,399	3,661,560
13,500	Intuitive Surgical, Inc.[1]	3,532,053	5,023,485
235,500	Masimo Corp.	6,173,492	6,989,640

		13,409,944	15,674,685

	Health Care Technology (1.70%)
280,000	Allscripts Healthcare Solutions, Inc.[1]	4,785,627	5,437,600

	Life Sciences Tools & Services (1.76%)
21,000	Illumina, Inc.[1]	827,060	1,578,150
194,610	Luminex Corp.[1]	3,323,883	4,067,349

		4,150,943	5,645,499

Total Health Care		22,346,514	26,757,784

Industrials (10.35%)
	Diversified Support Services (1.24%)
145,000	Ritchie Bros. Auctioneers, Inc.[2]	4,115,777	3,986,050

	Electrical Components & Equipment (3.27%)
154,500	Polypore International, Inc.[1]	5,526,528	10,481,280

	Environmental & Facilities Services (1.67%)
237,500	Tetra Tech, Inc.[1]	5,380,115	5,343,750

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (3.65%)
97,360	CoStar Group, Inc.[1]	$3,753,830	$5,771,501
45,000	IHS, Inc., Cl A1	1,812,898	3,753,900
76,819	RPX Corp.[1]	1,791,811	2,153,236

		7,358,539	11,678,637

	Trucking (0.52%)
81,000	Zipcar, Inc.[1,4]	1,816,119	1,653,210

Total Industrials		24,197,078	33,142,927

Information Technology (39.92%)
	Application Software (11.74%)
144,010	ANSYS, Inc.[1]	4,813,005	7,873,026
96,500	BroadSoft, Inc.[1]	2,807,056	3,679,545
53,000	FactSet Research Systems, Inc.	3,542,549	5,422,960
135,265	Pegasystems, Inc.	3,829,317	6,296,586
256,610	RealPage, Inc.[1]	5,491,014	6,792,467
18,000	Salesforce.com, Inc.[1]	2,191,191	2,681,640
153,500	Synchronoss Technologies, Inc.[1]	4,876,523	4,870,555

		27,550,655	37,616,779

	Communications Equipment (4.58%)
124,000	Polycom, Inc.[1]	5,009,941	7,973,200
76,000	QUALCOMM, Inc.	3,028,949	4,316,040
60,500	Riverbed Technology, Inc.[1]	808,999	2,395,195

		8,847,889	14,684,435

	Computer Hardware (2.78%)
26,500	Apple, Inc.[1]	2,877,994	8,895,255

	Electronic Equipment & Instruments (1.19%)
300,000	Orbotech Ltd.[1,2]	3,750,000	3,825,000

	Internet Software & Services (9.06%)
155,000	AOL, Inc.[1]	3,528,760	3,078,300
400,000	Bankrate, Inc.[1]	6,000,000	6,632,000
15,000	LinkedIn Corp., Cl A1	675,000	1,351,350
300,000	LivePerson, Inc.[1]	3,252,257	4,242,000
519,872	TechTarget, Inc.[1]	2,166,377	3,935,431
203,200	Velti plc[1,2]	3,139,248	3,436,112
139,000	WebMD Health Corp., Cl A1	5,102,239	6,335,620

		23,863,881	29,010,813
	272,500	272,500	272,500
Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (7.74%)
126,500	Equinix, Inc.[1,3]	$6,861,352	$12,779,030
298,144	Gartner, Inc.[1]	6,163,336	12,012,222

		13,024,688	24,791,252

	Semiconductors (0.80%)
86,000	Mellanox Technologies Ltd.[1,2]	2,543,529	2,563,660

	Systems Software (2.03%)
65,000	MICROS Systems, Inc.[1]	3,172,866	3,231,150
32,500	VMware, Inc., Cl A1	2,556,478	3,257,475

		5,729,344	6,488,625

Total Information Technology		88,187,980	127,875,819

Materials (1.76%)
	Diversified Metals & Mining (1.76%)
92,149	Molycorp, Inc.[1]	4,634,312	5,626,618

Telecommunication Services (6.97%)
	Wireless Telecommunication Services (6.97%)
272,500	NII Holdings, Inc.[1]	12,121,612	11,548,550
282,000	SBA Communications Corp., Cl A1	6,401,980	10,769,580

Total Telecommunication Services		18,523,592	22,318,130

Total Common Stocks		228,292,969	311,296,526

Principal Amount
Short Term Investments (3.20%)
$9,872,340	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2011, 0.01% due 07/01/2011; Proceeds at maturity – $9,872,342; (Fully collateralized by U.S. Treasury Note, 1.75% due 03/31/2014; Market value – $10,366,300)[6]	9,872,340	9,872,340

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (continued)
$374,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2011, 0.01% due 07/01/2011; Proceeds at maturity – $374,000 (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value – $395,156)[5,6]	$374,000	$374,000

Total Short Term Investments		10,246,340	10,246,340

Total Investments (100.39%)		$238,539,309	321,542,866

Liabilities Less Cash and Other Assets (-0.39%)			(1,245,038)

Net Assets			$320,297,828

Retail Shares (Equivalent to $15.64 per share based on 17,336,655 shares outstanding)			$271,064,269

Institutional Shares (Equivalent to $15.72 per share based on 3,131,497 shares outstanding)			$49,233,559

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	All or a portion of this security is on loan. The value of all securities loaned at June 30, 2011amounted to $346,970, which is 0.11% of net assets. See Note 2b regarding Securities Lending.
[5]	Represents security purchased with the cash collateral received for security on loan.
[6]	Level 2 security. See Note 3 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.70%)
Consumer Discretionary (22.78%)
	Auto Parts & Equipment (1.95%)
10,000	BorgWarner, Inc.[1]	$637,627	$807,900

	Broadcasting (1.38%)
14,000	Discovery Communications, Inc., Cl A1	441,434	573,440

	Casinos & Gaming (2.42%)
7,000	Wynn Resorts, Ltd.	857,246	1,004,780

	Hotels, Resorts & Cruise Lines (7.32%)
32,500	Carnival Corp.[2]	1,230,773	1,222,975
14,500	Hyatt Hotels Corp., Cl A1	381,550	591,890
10,500	Starwood Hotels & Resorts Worldwide, Inc.	625,995	588,420
18,800	Wyndham Worldwide Corp.	570,992	632,620

		2,809,310	3,035,905

	Internet Retail (2.66%)
5,400	Amazon.com, Inc.[1]	498,462	1,104,246

	Movies & Entertainment (4.25%)
14,000	Liberty Media Corp.[1]	629,486	1,200,500
11,000	Viacom, Inc., Cl B	374,519	561,000

		1,004,005	1,761,500

	Restaurants (2.80%)
21,000	Yum! Brands, Inc.	1,067,194	1,160,040

Total Consumer Discretionary		7,315,278	9,447,811

Consumer Staples (1.08%)
	Hypermarkets & Super Centers (1.08%)
5,500	Costco Wholesale Corp.	249,491	446,820

Energy (7.49%)
	Integrated Oil & Gas (2.38%)
9,500	Occidental Petroleum Corp.	735,611	988,380

	Oil & Gas Equipment & Services (2.58%)
21,000	Halliburton Co.	614,266	1,071,000

Shares		Cost	Value
Common Stocks (continued)
Energy (continued)
	Oil & Gas Exploration & Production (2.53%)
8,500	Apache Corp.	$1,029,744	$1,048,815

Total Energy		2,379,621	3,108,195

Financials (8.52%)
	Consumer Finance (2.18%)
17,500	American Express Co.	429,286	904,750

	Diversified Banks (2.23%)
33,000	Wells Fargo & Co.	851,077	925,980

	Diversified Real Estate Activities (1.00%)
12,500	Brookfield Asset Management, Inc., Cl A2	393,714	414,625

	Other Diversified Financial Services (2.27%)
23,000	JPMorgan Chase & Co.	747,312	941,620

	Property & Casualty Insurance (0.84%)
3	Berkshire Hathaway, Inc., Cl A1	224,597	348,315

Total Financials		2,645,986	3,535,290

Health Care (6.21%)
	Health Care Distributors (1.96%)
9,700	McKesson Corp.	669,483	811,405

	Health Care Equipment (2.69%)
3,000	Intuitive Surgical, Inc.[1]	785,737	1,116,330

	Health Care Services (1.56%)
12,000	Express Scripts, Inc.[1]	555,480	647,760

Total Health Care		2,010,700	2,575,495

Industrials (19.82%)
	Air Freight & Logistics (2.86%)
12,500	FedEx Corp.	941,123	1,185,625

	Environmental & Facilities Services (1.00%)
13,500	Republic Services, Inc.	234,197	416,475

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Industrial Conglomerates (6.88%)
10,000	3M Co.	$826,608	$948,500
21,000	Danaher Corp.	1,067,995	1,112,790
16,000	Tyco International Ltd.[2]	729,967	790,880

		2,624,570	2,852,170

	Industrial Machinery (1.42%)
8,200	Stanley Black & Decker, Inc.	621,600	590,810

	Railroads (2.29%)
16,000	Kansas City Southern[1]	855,369	949,280

	Research & Consulting Services (2.54%)
33,758	Nielsen Holdings NV1,2	882,436	1,051,900

	Trading Companies & Distributors (2.83%)
32,600	Fastenal Co.	603,927	1,173,274

Total Industrials		6,763,222	8,219,534

Information Technology (21.09%)
	Application Software (3.14%)
15,000	ANSYS, Inc.[1]	818,393	820,050
6,000	Citrix Systems, Inc.[1]	236,740	480,000

		1,055,133	1,300,050

	Communications Equipment (4.28%)
13,500	Polycom, Inc.[1]	552,808	868,050
16,000	QUALCOMM, Inc.	915,378	908,640

		1,468,186	1,776,690

	Computer Hardware (2.93%)
3,620	Apple, Inc.[1]	191,689	1,215,125

	Data Processing & Outsourced Services (4.28%)
3,100	MasterCard, Inc., Cl A	864,861	934,154
10,000	Visa, Inc., Cl A	794,479	842,600

		1,659,340	1,776,754

	Internet Software & Services (3.83%)
2,300	Google, Inc., Cl A1	767,812	1,164,674
4,700	LinkedIn Corp., Cl A1	315,511	423,423

		1,083,323	1,588,097

	IT Consulting & Other Services (2.63%)
10,800	Equinix, Inc.[1,3]	789,903	1,091,016

Total Information Technology		6,247,574	8,747,732

Shares		Cost	Value
Common Stocks (continued)
Materials (5.40%)
	Diversified Metals & Mining (2.65%)
18,000	Molycorp, Inc.[1]	$898,610	$1,099,080

	Fertilizers & Agricultural Chemicals (2.75%)
20,000	Potash Corp. of Saskatchewan, Inc.[2]	1,144,181	1,139,800

Total Materials		2,042,791	2,238,880

Telecommunication Services (4.31%)
	Wireless Telecommunication Services (4.31%)
18,000	American Tower Corp., Cl A1	304,199	941,940
20,000	NII Holdings, Inc.[1]	598,593	847,600

Total Telecommunication Services		902,792	1,789,540

Total Common Stocks		30,557,455	40,109,297

Principal Amount
Short Term Investments (2.95%)
$1,224,999	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2011, 0.01% due 07/01/2011; Proceeds at maturity – $1,225,000; (Fully collateralized by U.S. Treasury Note, 3.50% due 05/15/2020; Market value – $1,290,844)[4]	1,224,999	1,224,999

Total Investments (99.65%)		$31,782,454	41,334,296

Cash and Other Assets Less Liabilities (0.35%)			145,307

Net Assets			$41,479,603

Retail Shares (Equivalent to $10.75 per share based on 2,725,545 shares outstanding)			$29,302,494

Institutional Shares (Equivalent to $10.77 per share based on 1,130,241 shares outstanding)			$12,177,109

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 3 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron Investment Funds Trust	June 30, 2011

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually, a “Fund,” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments mainly in growth companies with market capitalization between $1 billion and $15 billion that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

2. Significant Accounting Policies

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of regular session trading (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the

Baron Investment Funds Trust	June 30, 2011

Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At June 30, 2011, Baron Growth Fund, Baron Small Cap Fund and Baron Opportunity Fund had securities on loan with a value of $3,653,390, $1,102,140 and $346,970, respectively, and held $3,938,000, $1,188,000 and $374,000, respectively, of short-term investments as collateral for these loans.

c) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. Fair Value Measurements

Fair value is defined by accounting principles generally accepted in the United States of America (“GAAP”) as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at fair value:

Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,782,918,799	$—	$—	$2,782,918,799
Private Equity Investments†	—	—	40,327,982	40,327,982
Short Term Investments	—	52,222,630	—	52,222,630

Total Investments	$2,782,918,799	$52,222,630	$40,327,982	$2,875,469,411

†	See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust	June 30, 2011

Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,406,881,023	$24,750,000	$—	$6,431,631,023
Private Equity Investments†	—	—	19,506,805	19,506,805
Warrants	—	476,910	—	476,910
Short Term Investments	—	371,864,590	—	371,864,590

Total Investments	$6,406,881,023	$397,091,500	$19,506,805	$6,823,479,328

Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,050,516,584	$84,524,410	$—	$4,135,040,994
Private Equity Investments†	—	—	3,675,000	3,675,000
Warrants	—	476,910	—	476,910
Short Term Investments	—	139,691,551	—	139,691,551

Total Investments	$4,050,516,584	$224,692,871	$3,675,000	$4,278,884,455

The fair value of Level 2 investments at September 30, 2010 was $161,356,024. $37,196,268 was transferred out of Level 1 into Level 2 at June 30, 2011 as a result of adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$311,296,526	$—	$—	$311,296,526
Short Term Investments	—	10,246,340	—	10,246,340

Total Investments	$311,296,526	$10,246,340	$—	$321,542,866

Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$40,109,297	$—	$—	$40,109,297
Short Term Investments	—	1,224,999	—	1,224,999

Total Investments	$40,109,297	$1,224,999	$—	$41,334,296

†	See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust	June 30, 2011

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Baron Asset Fund

Investments in Securities	Balance as of September 30, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2011	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2011
Private Equity Investments
Consumer Discretionary	$15,600,000	$—	$—	$(10,140,000)	$—	$—	$—	$—	$5,460,000	$(10,140,000)
Financials	21,280,013	—	—	10,966,774	2,621,195	—	—	—	34,867,982	10,966,774

Total	$36,880,013	$—	$—	$826,774	$2,621,195	$—	$—	$—	$40,327,982	$826,774

Baron Growth Fund

Investments in Securities	Balance as of September 30, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2011	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2011
Private Equity Investments
Consumer Discretionary	$22,200,000	$—	$—	$(14,430,000)	$—	$—	$—	$—	$7,770,000	$(14,430,000)
Financials	7,163,000	—	—	3,691,493	882,312	—	—	—	11,736,805	3,691,493

Total	$29,363,000	$—	$—	$(10,738,507)	$882,312	$—	$—	$—	$19,506,805	$(10,738,507)

Baron Small Cap Fund

Investments in Securities	Balance as of September 30, 2010	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2011	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2011
Private Equity Investments
Consumer Discretionary	$10,500,000	$—	$—	$(6,825,000)	$—	$—	$—	$—	$3,675,000	$(6,825,000)

Total	$10,500,000	$—	$—	$(6,825,000)	$—	$—	$—	$—	$3,675,000	$(6,825,000)

4. Cost of Investments for Income Tax Purposes

As of June 30, 2011, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$1,652,165,217	$4,021,401,808	$2,783,186,262	$238,539,309	$31,782,454

Unrealized appreciation	1,293,209,464	2,901,613,948	1,642,414,051	85,931,092	9,639,124
Unrealized depreciation	(69,905,270)	(99,536,428)	(146,715,858)	(2,927,535)	(87,282)

Net unrealized appreciation	$1,223,304,194	$2,802,077,520	$1,495,698,193	$83,003,557	$9,551,842

5. Restricted Securities

At June 30, 2011, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2011, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Asset Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	9/27/06	$5,460,000
Windy City Investments Holdings LLC	11/13/07	32,402,148
Windy City Investments Holdings LLC	1/27/11	2,465,834

Total Restricted Securities:		$40,327,982

(Cost $86,581,904) (1.42% of Net Assets)

Baron Growth Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	9/27/06	$7,770,000
Windy City Investments Holdings LLC	11/13/07	10,906,790
Windy City Investments Holdings LLC	1/27/11	830,015

Total Restricted Securities:		$19,506,805

(Cost $82,630,998) (0.29% of Net Assets)

Baron Small Cap Fund
Name of Issuer	Acquisition Date	Value
Common Stocks
PAA Natural Gas Storage LP	2/8/11	$22,578,142
Private Equity Investments
Kerzner International Holdings, Ltd., Cl A	9/27/06	3,675,000

Total Restricted Securities:		$26,253,142

(Cost $56,532,500) (0.61% of Net Assets)

Baron Investment Funds Trust	June 30, 2011

6. Transactions in “Affiliated” Companies1

BARON ASSET FUND

Name of Issuer	Balance of Shares Held on September 30, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on June 30, 2011	Value June 30, 2011
Vail Resorts, Inc.[2]	1,799,200	—	—	1,799,200	$—

Total investments in “Affiliated” Companies (0.00% of Net Assets)					$—

BARON GROWTH FUND
Name of Issuer	Balance of Shares Held on September 30, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on June 30, 2011	Value June 30, 2011
AMERIGROUP Corp.[2]	2,625,000	—	225,000	2,400,000	$—
Blue Nile, Inc.	1,105,000	—	105,000	1,000,000	43,980,000
Choice Hotels International, Inc.	3,000,000	—	—	3,000,000	100,080,000
DeVry, Inc.	3,625,000	—	—	3,625,000	214,346,250
Peet’s Coffee & Tea, Inc.	800,000	—	—	800,000	46,160,000
Strayer Education, Inc.	675,000	—	—	675,000	85,313,250
Vail Resorts, Inc.	1,900,000	—	—	1,900,000	87,818,000

Total investments in “Affiliated” Companies (8.50% of Net Assets)					$577,697,500

BARON SMALL CAP FUND
Name of Issuer	Balance of Shares Held on September 30, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on June 30, 2011	Value June 30, 2011
Bravo Brio Restaurant Group, Inc.	—	1,750,000	250,000	1,500,000	$36,645,000
Campus Crest Communities, Inc.	—	2,000,000	2,000,000	—	—
Chesapeake Lodging Trust	901,862	1,274,200	176,062	2,000,000	34,120,000
Coresite Realty Corp.	1,051,974	157,762	1,209,736	—	—
Globe Specialty Metals, Inc.	3,500,000	316,500	—	3,816,500	85,565,930
Great Wolf Resorts, Inc.	3,060,000	—	—	3,060,000	9,302,400
Huron Consulting Group, Inc.[2]	1,250,000	—	150,613	1,099,387	—
Iconix Brand Group, Inc.	3,900,000	—	—	3,900,000	94,380,000
KEYW Holding Corp.	—	2,011,765	—	2,011,765	24,925,768
Mercury Computer Systems, Inc.	—	1,750,000	—	1,750,000	32,690,000
Mistras Group, Inc.	1,750,000	150,000	250,000	1,650,000	26,730,000
Orion Marine Group, Inc.	1,400,000	—	1,400,000	—	—
Primo Water Corp.[2]	—	1,037,000	287,000	750,000	—
Rogers Corp.	—	900,000	—	900,000	41,580,000
Vitacost.com, Inc.	2,325,000	—	—	2,325,000	11,253,000

Total investments in “Affiliated” Companies (9.27% of Net Assets)					$397,192,098

[1]

An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine month period ended June 30, 2011.

[2]	As of June 30, 2011, no longer an affiliate.

Baron Investment Funds Trust	June 30, 2011

7. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers; ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. The Adviser is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: August 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: August 17, 2011